UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Fund

Investor Class (RPMGX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Investor Class	$79	0.75%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,652	10,180	10,538
2015	10,790	10,194	10,418
2015	10,134	9,455	9,585
2015	10,656	10,048	9,980
2016	10,611	10,145	10,038
2016	10,818	10,412	10,195
2016	11,274	10,870	10,663
2016	11,328	11,327	10,711
2017	12,252	11,978	11,450
2017	12,984	12,339	11,932
2017	13,543	12,903	12,563
2017	14,144	13,721	13,418
2018	14,717	13,633	13,710
2018	14,851	14,163	14,143
2018	15,953	15,172	15,214
2018	13,855	13,002	12,780
2019	16,101	14,828	15,288
2019	17,217	15,435	16,114
2019	17,091	15,614	16,005
2019	18,224	17,035	17,314
2020	13,997	13,475	13,844
2020	17,889	16,443	18,033
2020	19,361	17,957	19,724
2020	22,628	20,593	23,475
2021	23,314	21,900	23,342
2021	24,851	23,705	25,927
2021	24,881	23,681	25,730
2021	26,035	25,877	26,463
2022	23,104	24,512	23,134
2022	19,418	20,418	18,259
2022	18,631	19,506	18,140
2022	20,170	20,907	19,392
2023	21,628	22,408	21,163
2023	22,769	24,288	22,483
2023	21,685	23,497	21,308
2023	24,226	26,334	24,408
2024	26,277	28,973	26,726
2024	25,066	29,904	25,867
2024	26,553	31,767	27,559
2024	26,503	32,604	29,803

202501-4140694, 202502-4108647

F64-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (Investor Class)	9.40%	7.78%	10.24%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,172,838
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$154,216
  Portfolio Turnover Rate22.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.3%
Information Technology	18.0
Industrials & Business Services	16.0
Consumer Discretionary	13.5
Financials	8.5
Communication Services	6.8
Energy	5.2
Materials	4.7
Consumer Staples	4.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
Teleflex	1.8
PTC	1.8
Veeva Systems	1.7
Domino's Pizza	1.7
Cheniere Energy	1.7
Microchip Technology	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

Investor Class (RPMGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Fund

Advisor Class (PAMCX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Advisor Class	$106	1.01%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,645	10,180	10,538
2015	10,776	10,194	10,418
2015	10,114	9,455	9,585
2015	10,628	10,048	9,980
2016	10,576	10,145	10,038
2016	10,776	10,412	10,195
2016	11,224	10,870	10,663
2016	11,269	11,327	10,711
2017	12,181	11,978	11,450
2017	12,900	12,339	11,932
2017	13,447	12,903	12,563
2017	14,033	13,721	13,418
2018	14,593	13,633	13,710
2018	14,716	14,163	14,143
2018	15,796	15,172	15,214
2018	13,711	13,002	12,780
2019	15,927	14,828	15,288
2019	17,019	15,435	16,114
2019	16,880	15,614	16,005
2019	17,986	17,035	17,314
2020	13,800	13,475	13,844
2020	17,627	16,443	18,033
2020	19,065	17,957	19,724
2020	22,266	20,593	23,475
2021	22,926	21,900	23,342
2021	24,419	23,705	25,927
2021	24,431	23,681	25,730
2021	25,547	25,877	26,463
2022	22,656	24,512	23,134
2022	19,030	20,418	18,259
2022	18,250	19,506	18,140
2022	19,742	20,907	19,392
2023	21,155	22,408	21,163
2023	22,260	24,288	22,483
2023	21,186	23,497	21,308
2023	23,652	26,334	24,408
2024	25,638	28,973	26,726
2024	24,441	29,904	25,867
2024	25,875	31,767	27,559
2024	25,808	32,604	29,803

202501-4140694, 202502-4108647

F264-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (Advisor Class)	9.12%	7.49%	9.95%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,172,838
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$154,216
  Portfolio Turnover Rate22.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.3%
Information Technology	18.0
Industrials & Business Services	16.0
Consumer Discretionary	13.5
Financials	8.5
Communication Services	6.8
Energy	5.2
Materials	4.7
Consumer Staples	4.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
Teleflex	1.8
PTC	1.8
Veeva Systems	1.7
Domino's Pizza	1.7
Cheniere Energy	1.7
Microchip Technology	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

Advisor Class (PAMCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Fund

R Class (RRMGX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - R Class	$135	1.29%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,639	10,180	10,538
2015	10,763	10,194	10,418
2015	10,096	9,455	9,585
2015	10,603	10,048	9,980
2016	10,543	10,145	10,038
2016	10,735	10,412	10,195
2016	11,173	10,870	10,663
2016	11,213	11,327	10,711
2017	12,111	11,978	11,450
2017	12,817	12,339	11,932
2017	13,352	12,903	12,563
2017	13,927	13,721	13,418
2018	14,473	13,633	13,710
2018	14,585	14,163	14,143
2018	15,646	15,172	15,214
2018	13,572	13,002	12,780
2019	15,749	14,828	15,288
2019	16,819	15,435	16,114
2019	16,674	15,614	16,005
2019	17,755	17,035	17,314
2020	13,617	13,475	13,844
2020	17,381	16,443	18,033
2020	18,787	17,957	19,724
2020	21,926	20,593	23,475
2021	22,560	21,900	23,342
2021	24,017	23,705	25,927
2021	24,010	23,681	25,730
2021	25,091	25,877	26,463
2022	22,236	24,512	23,134
2022	18,663	20,418	18,259
2022	17,888	19,506	18,140
2022	19,338	20,907	19,392
2023	20,710	22,408	21,163
2023	21,773	24,288	22,483
2023	20,707	23,497	21,308
2023	23,100	26,334	24,408
2024	25,026	28,973	26,726
2024	23,842	29,904	25,867
2024	25,219	31,767	27,559
2024	25,138	32,604	29,803

202501-4140694, 202502-4108647

F464-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (R Class)	8.82%	7.20%	9.66%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,172,838
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$154,216
  Portfolio Turnover Rate22.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.3%
Information Technology	18.0
Industrials & Business Services	16.0
Consumer Discretionary	13.5
Financials	8.5
Communication Services	6.8
Energy	5.2
Materials	4.7
Consumer Staples	4.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
Teleflex	1.8
PTC	1.8
Veeva Systems	1.7
Domino's Pizza	1.7
Cheniere Energy	1.7
Microchip Technology	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

R Class (RRMGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Fund

I Class (RPTIX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - I Class	$66	0.63%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	479,193	481,606	475,811
12/31/15	503,959	511,802	495,405
3/31/16	502,034	516,758	498,274
6/30/16	511,933	530,351	506,061
9/30/16	533,725	553,674	529,299
12/31/16	536,471	576,980	531,711
3/31/17	580,394	610,118	568,370
6/30/17	615,276	628,516	592,326
9/30/17	642,042	657,248	623,619
12/31/17	670,703	698,900	666,064
3/31/18	698,145	694,395	680,547
6/30/18	704,697	721,399	702,035
9/30/18	757,191	772,791	755,211
12/31/18	657,926	662,265	634,422
3/31/19	764,666	755,270	758,902
6/30/19	817,907	786,199	799,896
9/30/19	812,221	795,339	794,509
12/31/19	866,369	867,693	859,450
3/31/20	665,662	686,348	687,216
6/30/20	851,007	837,534	895,174
9/30/20	921,273	914,650	979,084
12/31/20	1,077,052	1,048,935	1,165,297
3/31/21	1,110,074	1,115,510	1,158,710
6/30/21	1,183,540	1,207,426	1,287,004
9/30/21	1,185,348	1,206,198	1,277,224
12/31/21	1,240,664	1,318,104	1,313,619
3/31/22	1,101,392	1,248,528	1,148,361
6/30/22	926,086	1,040,009	906,381
9/30/22	888,891	993,577	900,463
12/31/22	962,648	1,064,936	962,608
3/31/23	1,032,491	1,141,402	1,050,550
6/30/23	1,087,392	1,237,129	1,116,045
9/30/23	1,035,848	1,196,875	1,057,743
12/31/23	1,157,641	1,341,360	1,211,604
3/31/24	1,256,026	1,475,756	1,326,664
6/30/24	1,198,520	1,523,216	1,284,034
9/30/24	1,270,114	1,618,099	1,368,027
12/31/24	1,268,030	1,660,708	1,479,406

202501-4140694, 202502-4108647

F524-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Mid-Cap Growth Fund (I Class)	9.54%	7.92%	10.48%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	12.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,172,838
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$154,216
  Portfolio Turnover Rate22.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.3%
Information Technology	18.0
Industrials & Business Services	16.0
Consumer Discretionary	13.5
Financials	8.5
Communication Services	6.8
Energy	5.2
Materials	4.7
Consumer Staples	4.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
Teleflex	1.8
PTC	1.8
Veeva Systems	1.7
Domino's Pizza	1.7
Cheniere Energy	1.7
Microchip Technology	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

I Class (RPTIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Fund

Z Class (TRQZX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,871	10,865	10,963
6/30/20	13,922	13,259	14,280
9/30/20	15,094	14,480	15,618
12/31/20	17,673	16,606	18,589
3/31/21	18,242	17,659	18,484
6/30/21	19,479	19,115	20,530
9/30/21	19,538	19,095	20,374
12/31/21	20,481	20,867	20,955
3/31/22	18,211	19,765	18,319
6/30/22	15,335	16,464	14,459
9/30/22	14,743	15,729	14,364
12/31/22	15,991	16,859	15,356
3/31/23	17,178	18,069	16,758
6/30/23	18,120	19,585	17,803
9/30/23	17,289	18,948	16,873
12/31/23	19,352	21,235	19,328
3/31/24	21,030	23,362	21,163
6/30/24	20,099	24,114	20,483
9/30/24	21,332	25,616	21,823
12/31/24	21,331	26,290	23,600

202501-4140694, 202502-4108647

F1260-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Mid-Cap Growth Fund (Z Class)	10.22%	17.12%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell Midcap Growth Index (Strategy Benchmark)	22.10	19.61

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,172,838
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$154,216
  Portfolio Turnover Rate22.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.3%
Information Technology	18.0
Industrials & Business Services	16.0
Consumer Discretionary	13.5
Financials	8.5
Communication Services	6.8
Energy	5.2
Materials	4.7
Consumer Staples	4.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
Teleflex	1.8
PTC	1.8
Veeva Systems	1.7
Domino's Pizza	1.7
Cheniere Energy	1.7
Microchip Technology	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

Z Class (TRQZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPMGX Mid-Cap Growth Fund
PAMCX Mid-Cap Growth Fund–
.
Advisor Class
RRMGX Mid-Cap Growth Fund–
.
R Class
RPTIX Mid-Cap Growth Fund–
.
I Class
TRQZX Mid-Cap Growth Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 100.04 $ 88.71 $ 117.34 $ 113.08 $ 95.33
Investment activities
Net investment income
(loss)
(1)(2)
(0.02) 0.08 (0.13) (0.33) (0.06)
Net realized and unrealized
gain/loss 9.90 17.60 (26.19) 16.93 22.93
Total from investment
activities 9.88 17.68 (26.32) 16.60 22.87
Distributions
Net investment income — (0.06) — — —
Net realized gain (10.19) (6.29) (2.31) (12.34) (5.12)
Total distributions (10.19) (6.35) (2.31) (12.34) (5.12)
NET ASSET VALUE
End of period $ 99.73 $ 100.04 $ 88.71 $ 117.34 $ 113.08

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
9.40% 20.11% (22.52)% 15.06% 24.17%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.75% 0.76% 0.77% 0.72% 0.73%
Net expenses after
waivers/payments by Price
Associates 0.75% 0.76% 0.77% 0.72% 0.73%
Net investment income (loss) (0.02)% 0.08% (0.13)% (0.27)% (0.06)%
Portfolio turnover rate 22.6% 21.7% 21.4% 13.9% 23.0%
Net assets, end of period (in
millions) $11,903 $12,450 $11,785 $22,145 $22,795
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 95.01 $ 84.54 $ 112.24 $ 108.69 $ 92.07
Investment activities
Net investment loss
(1)(2)
(0.28) (0.16) (0.35) (0.65) (0.32)
Net realized and unrealized
gain/loss 9.42 16.75 (25.04) 16.25 22.06
Total from investment
activities 9.14 16.59 (25.39) 15.60 21.74
Distributions
Net realized gain (10.19) (6.12) (2.31) (12.05) (5.12)
NET ASSET VALUE
End of period $ 93.96 $ 95.01 $ 84.54 $ 112.24 $ 108.69
Ratios/Supplemental Data
Total return
(2)(3)
9.12% 19.80% (22.72)% 14.73% 23.79%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.01% 1.01% 1.02% 1.00% 1.01%
Net expenses after
waivers/payments by Price
Associates 1.01% 1.01% 1.02% 1.00% 1.01%
Net investment loss (0.28)% (0.18)% (0.38)% (0.55)% (0.35)%
Portfolio turnover rate 22.6% 21.7% 21.4% 13.9% 23.0%
Net assets, end of period (in
millions) $200 $223 $237 $479 $560
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 89.72 $ 80.23 $ 106.95 $ 104.35 $ 88.78
Investment activities
Net investment loss
(1)(2)
(0.53) (0.40) (0.58) (0.92) (0.54)
Net realized and unrealized
gain/loss 8.92 15.86 (23.83) 15.57 21.23
Total from investment
activities 8.39 15.46 (24.41) 14.65 20.69
Distributions
Net realized gain (10.19) (5.97) (2.31) (12.05) (5.12)
NET ASSET VALUE
End of period $ 87.92 $ 89.72 $ 80.23 $ 106.95 $ 104.35
Ratios/Supplemental Data
Total return
(2)(3)
8.82% 19.45% (22.93)% 14.43% 23.49%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.29% 1.30% 1.29% 1.27% 1.28%
Net expenses after
waivers/payments by Price
Associates 1.29% 1.30% 1.29% 1.27% 1.28%
Net investment loss (0.56)% (0.47)% (0.66)% (0.82)% (0.61)%
Portfolio turnover rate 22.6% 21.7% 21.4% 13.9% 23.0%
Net assets, end of period (in
thousands) $28,579 $30,177 $30,084 $61,110 $89,697
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 100.25 $ 88.90 $ 117.41 $ 113.18 $ 95.31
Investment activities
Net investment income
(loss)
(1)(2)
0.11 0.20 0.04 (0.19) 0.05
Net realized and unrealized
gain/loss 9.93 17.65 (26.24) 16.95 22.96
Total from investment
activities 10.04 17.85 (26.20) 16.76 23.01
Distributions
Net investment income (0.06) (0.21) — — (0.02)
Net realized gain (10.19) (6.29) (2.31) (12.53) (5.12)
Total distributions (10.25) (6.50) (2.31) (12.53) (5.14)
NET ASSET VALUE
End of period $ 100.04 $ 100.25 $ 88.90 $ 117.41 $ 113.18
Ratios/Supplemental Data
Total return
(2)(3)
9.54% 20.26% (22.41)% 15.19% 24.32%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.63% 0.63% 0.63% 0.61% 0.61%
Net expenses after
waivers/payments by Price
Associates 0.63% 0.63% 0.63% 0.61% 0.61%
Net investment income (loss) 0.10% 0.21% 0.04% (0.16)% 0.05%
Portfolio turnover rate 22.6% 21.7% 21.4% 13.9% 23.0%
Net assets, end of period (in
millions) $12,722 $12,370 $10,744 $9,378 $8,578
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 100.79 $ 89.28 $ 117.53 $ 113.24 $ 67.37
Investment activities
Net investment income
(2)(3)
0.78 0.81 0.63 0.55 0.46
Net realized and unrealized
gain/loss 10.03 17.78 (26.28) 16.98 51.05
Total from investment
activities 10.81 18.59 (25.65) 17.53 51.51
Distributions
Net investment income (0.69) (0.79) (0.29) — (0.20)
Net realized gain (10.19) (6.29) (2.31) (13.24) (5.44)
Total distributions (10.88) (7.08) (2.60) (13.24) (5.64)
NET ASSET VALUE
End of period $ 100.72 $ 100.79 $ 89.28 $ 117.53 $ 113.24
Ratios/Supplemental Data
Total return
(3)(4)
10.22% 21.02% (21.92)% 15.89% 76.73%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.62% 0.61% 0.60% 0.61%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.73% 0.84% 0.66% 0.45% 0.58%
(5)
Portfolio turnover rate 22.6% 21.7% 21.4% 13.9% 23.0%
Net assets, end of period (in
millions) $5,320 $5,210 $4,521 $5,676 $5,955
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amou nts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.6%
COMMUNICATION SERVICES  6.7%
Entertainment  2.3%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,963,400 367,249
Roku (1) 995,700 74,020
Spotify Technology (1) 565,000 252,770
694,039
Interactive Media & Services  1.2%
Match Group (1) 4,500,000 147,195
Reddit, Class A (1) 1,370,400 223,978
371,173
Media  3.2%
New York Times, Class A  3,320,800 172,848
Trade Desk, Class A (1) 6,677,600 784,818
957,666
Total Communication Services 2,022,878
CONSUMER DISCRETIONARY  13.2%
Diversified Consumer Services  0.7%
Bright Horizons Family Solutions (1) 1,800,000 199,530
199,530
Hotels, Restaurants & Leisure  7.1%
Domino's Pizza  1,226,300 514,752
DraftKings, Class A (1) 8,989,800 334,420
Hilton Worldwide Holdings  1,837,000 454,033
Planet Fitness, Class A (1) 2,739,300 270,835
Viking Holdings (1) 3,982,800 175,482
Yum! Brands  2,919,100 391,626
2,141,148
Household Durables  0.3%
TopBuild (1) 245,000 76,278
76,278
Specialty Retail  4.2%
Bath & Body Works  4,300,000 166,711
Burlington Stores (1) 1,115,400 317,956
Five Below (1) 1,744,100 183,060
Ross Stores  2,776,400 419,986
Tractor Supply  1,365,000 72,427
Ulta Beauty (1) 275,000 119,606
1,279,746

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.9%
Birkenstock Holding (1) 1,993,300 112,941
Lululemon Athletica (1) 149,500 57,170
On Holding, Class A (1) 1,642,800 89,976
260,087
Total Consumer Discretionary 3,956,789
CONSUMER STAPLES  4.3%
Beverages  0.6%
Boston Beer, Class A (1) 169,600 50,876
Constellation Brands, Class A  647,800 143,164
194,040
Consumer Staples Distribution & Retail  2.7%
Casey's General Stores  781,700 309,733
Dollar General  670,300 50,822
Dollar Tree (1) 4,734,100 354,774
Maplebear (1) 2,292,500 94,955
810,284
Food Products  0.6%
McCormick  1,544,800 117,776
TreeHouse Foods (1) 1,935,000 67,976
185,752
Household Products  0.4%
Reynolds Consumer Products  3,888,700 104,956
104,956
Total Consumer Staples 1,295,032
ENERGY  5.2%
Energy Equipment & Services  1.5%
TechnipFMC  12,557,800 363,423
Weatherford International  1,394,000 99,852
463,275
Oil, Gas & Consumable Fuels  3.7%
Cheniere Energy  2,318,600 498,198
EQT  7,349,300 338,876
Expand Energy  1,681,400 167,383
Range Resources  3,456,600 124,369
1,128,826
Total Energy 1,592,101

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  8.5%
Capital Markets  4.4%
Cboe Global Markets  1,350,000 263,790
Intercontinental Exchange  1,788,400 266,489
KKR  199,300 29,478
MarketAxess Holdings  1,050,000 237,342
Raymond James Financial  1,985,900 308,470
TPG  744,900 46,810
Tradeweb Markets, Class A  1,269,600 166,216
1,318,595
Financial Services  1.8%
Corpay (1) 893,600 302,412
Toast, Class A (1) 6,474,600 235,999
538,411
Insurance  2.3%
Assurant  1,973,800 420,854
Axis Capital Holdings  1,480,400 131,193
Markel Group (1) 74,300 128,259
680,306
Total Financials 2,537,312
HEALTH CARE  20.0%
Biotechnology  4.9%
Alnylam Pharmaceuticals (1) 1,645,900 387,297
Argenx, ADR (1) 224,200 137,883
Ascendis Pharma, ADR (1) 1,021,600 140,644
Biogen (1) 1,290,800 197,389
CRISPR Therapeutics (1) 1,495,000 58,843
Cytokinetics (1) 1,985,900 93,417
Exact Sciences (1) 1,642,800 92,309
Insmed (1) 253,845 17,526
Ionis Pharmaceuticals (1) 5,277,100 184,487
Sarepta Therapeutics (1) 888,000 107,972
Vaxcyte (1) 792,700 64,890
1,482,657
Health Care Equipment & Supplies  7.4%
Alcon  3,079,100 261,385
Align Technology (1) 953,500 198,814
Cooper (1) 3,354,900 308,416
Enovis (1)(2) 3,000,000 131,640
Hologic (1) 8,500,000 612,765
Penumbra (1) 219,200 52,056

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1) 3,265,300 145,469
Teleflex (2) 2,989,900 532,142
2,242,687
Health Care Providers & Services  0.9%
Acadia Healthcare (1) 2,980,500 118,177
Molina Healthcare (1) 548,100 159,524
277,701
Health Care Technology  1.7%
Veeva Systems, Class A (1) 2,500,000 525,625
525,625
Life Sciences Tools & Services  5.1%
Agilent Technologies  3,972,700 533,693
Avantor (1) 20,000,000 421,400
Bruker  4,469,200 261,984
Mettler-Toledo International (1) 174,600 213,655
West Pharmaceutical Services  299,000 97,940
1,528,672
Total Health Care 6,057,342
INDUSTRIALS & BUSINESS SERVICES  16.0%
Aerospace & Defense  2.5%
BWX Technologies  1,715,100 191,045
Howmet Aerospace  592,100 64,758
Standardaero (1) 3,000,000 74,280
Textron  5,486,200 419,639
749,722
Commercial Services & Supplies  0.9%
Veralto  1,593,100 162,257
Waste Connections  687,300 117,927
280,184
Construction & Engineering  0.4%
Quanta Services  394,800 124,777
124,777
Ground Transportation  1.7%
JB Hunt Transport Services  1,695,800 289,405
Old Dominion Freight Line  700,000 123,480
XPO (1) 847,100 111,097
523,982
Industrial Conglomerates  0.3%
Roper Technologies  173,700 90,298
90,298

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  4.6%
Esab  2,942,700 352,947
Fortive  4,983,300 373,748
IDEX  814,100 170,383
Ingersoll Rand  4,588,700 415,094
ITT  450,000 64,296
1,376,468
Professional Services  4.5%
Broadridge Financial Solutions  1,200,000 271,308
Equifax  1,245,800 317,492
Paylocity Holding (1) 1,770,146 353,091
TransUnion  1,644,400 152,453
UL Solutions, Class A  1,500,000 74,820
Verisk Analytics  692,300 190,680
1,359,844
Trading Companies & Distributors  1.1%
Ferguson Enterprises  1,000,000 173,570
United Rentals  229,200 161,458
335,028
Total Industrials & Business Services 4,840,303
INFORMATION TECHNOLOGY  17.5%
Electronic Equipment, Instruments & Components  1.9%
Amphenol, Class A  2,730,600 189,640
Cognex  2,242,500 80,416
Keysight Technologies (1) 1,593,800 256,012
Littelfuse  204,972 48,302
574,370
IT Services  0.2%
MongoDB (1) 244,800 56,992
56,992
Semiconductors & Semiconductor Equipment  6.8%
Lattice Semiconductor (1)(2) 7,869,300 445,796
Marvell Technology  8,700,000 960,915
Microchip Technology  8,000,000 458,800
Monolithic Power Systems  90,000 53,253
NXP Semiconductors  666,200 138,469
2,057,233
Software  7.9%
Atlassian, Class A (1) 893,300 217,411
CCC Intelligent Solutions Holdings (1) 25,140,645 294,900

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Fair Isaac (1) 155,000 308,594
Fortinet (1) 3,272,200 309,157
Onestream (1) 1,196,000 34,110
PTC (1) 2,890,300 531,439
ServiceTitan, Class A (1) 146,882 15,110
Tyler Technologies (1) 733,100 422,735
Zoom Communications, Class A (1) 3,088,000 252,012
2,385,468
Technology Hardware, Storage & Peripherals  0.7%
Pure Storage, Class A (1) 3,229,000 198,357
198,357
Total Information Technology 5,272,420
MATERIALS  4.6%
Chemicals  0.4%
RPM International  996,600 122,642
122,642
Construction Materials  1.0%
Martin Marietta Materials  578,500 298,795
298,795
Containers & Packaging  3.2%
Avery Dennison  2,043,200 382,344
Ball  7,225,800 398,359
Sealed Air  4,978,400 168,419
949,122
Total Materials 1,370,559
REAL ESTATE  0.7%
Real Estate Management & Development  0.7%
CoStar Group (1) 3,089,700 221,192
Total Real Estate 221,192
Total Miscellaneous Common Stocks  0.9% (3) 287,496
Total Common Stocks (Cost $19,256,346) 29,453,424
CONVERTIBLE PREFERRED STOCKS  0.4%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(4)(5) 3,278,524 16,130
Total Health Care 16,130

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.2%
Software  0.2%
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(4)(5) 252,883 23,392
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)
(4)(5) 96,442 8,921
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $16,136 (1)(4)(5) 174,443 16,136
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(4)(5) 839,788 5,996
Total Information Technology 54,445
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(4)(5) 408,411 24,207
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(4)(5) 921,478 18,018
Total Materials 42,225
Total Convertible Preferred Stocks (Cost $143,261) 112,800
SHORT-TERM INVESTMENTS  2.3%
Money Market Funds  2.3%
T. Rowe Price Treasury Reserve Fund, 4.52% (2)(6) 685,235,555 685,236
Total Short-Term Investments (Cost $685,236) 685,236
Total Investments in Securities
100.3% of Net Assets
(Cost $20,084,843) $ 30,251,460

T. ROWE PRICE Mid-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $112,800 and represents 0.4% of net assets.
(6) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Enovis  $ (4,803) $ (33,847) $ —
Lattice Semiconductor  940 (40,211) —
Teleflex  4,131 (201,521) 3,745
T. Rowe Price Treasury Reserve Fund, 4.52% — — 57,547
Totals $ 268# $ (275,579) $ 61,292+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Enovis  $ * $ — $ 15,200 $ 131,640
Lattice Semiconductor  * 179,194 3,049 445,796
Teleflex  641,926 94,348 2,611 532,142
T. Rowe Price Treasury
Reserve Fund, 4.52% 863,799  ¤  ¤ 685,236
Total $ 1,794,814^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $61,292 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,689,452.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $20,084,843) $ 30,251,460
Receivable for shares sold 12,123
Dividends receivable 5,863
Due from affiliates 2,150
Cash 11
Other assets 639
Total assets 30,272,246
Liabilities
Payable for shares redeemed 81,756
Investment management fees payable 16,197
Payable to directors 24
Other liabilities 1,431
Total liabilities 99,408
NET ASSETS $ 30,172,838

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 10,688,722
Paid-in capital applicable to 301,785,192 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 19,484,116
NET ASSETS $ 30,172,838
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $11,902,594; Shares outstanding:
119,348,094) $ 99.73
Advisor Class
(Net assets: $199,650; Shares outstanding: 2,124,862) $ 93.96
R Class
(Net assets: $28,579; Shares outstanding: 325,074) $ 87.92
I Class
(Net assets: $12,722,253; Shares outstanding:
127,171,287) $ 100.04
Z Class
(Net assets: $5,319,762; Shares outstanding: 52,815,875) $ 100.72

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $652) $ 224,686
.
  Interest 31
Other 48
Total income 224,765
Expenses
Investment management 187,036
Shareholder servicing
Investor Class $ 17,116
Advisor Class 316
R Class 53
I Class 1,688 19,173
Rule 12b-1 fees
Advisor Class 526
R Class 153 679
Prospectus and shareholder reports
Investor Class 366
Advisor Class 6
R Class 1
I Class 184
Z Class 1 558
Custody and accounting 650
Registration 187
Directors 101
Legal and audit 37
Miscellaneous 170
Waived / paid by Price Associates (32,820)
Total expenses 175,771
Net investment income 48,994

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 3,691,643
Foreign currency transactions 4
Net realized gain 3,691,647
Change in net unrealized gain / loss
Securities (886,350)
Other assets and liabilities denominated in foreign currencies (28)
Change in net unrealized gain / loss (886,378)
Net realized and unrealized gain / loss 2,805,269
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,854,263

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 48,994 $ 73,743
Net realized gain 3,691,647 2,194,457
Change in net unrealized gain / loss (886,378) 3,061,339
Increase in net assets from operations 2,854,263 5,329,539
Distributions to shareholders
Net earnings
Investor Class (1,123,008) (755,673)
Advisor Class (19,798) (14,808)
R Class (2,984) (1,913)
I Class (1,212,725) (762,351)
Z Class (528,399) (344,857)
Decrease in net assets from distributions (2,886,914) (1,879,602)
Capital share transactions
*
Shares sold
Investor Class 1,312,806 939,583
Advisor Class 20,494 47,255
R Class 11,046 3,945
I Class 1,662,119 1,195,980
Z Class 376,799 433,380
Distributions reinvested
Investor Class 1,089,721 715,653
Advisor Class 19,527 14,621
R Class 2,984 1,913
I Class 1,053,459 680,907
Z Class 528,399 344,857
Shares redeemed
Investor Class (2,978,896) (2,449,865)
Advisor Class (62,914) (104,503)
R Class (15,069) (9,265)
I Class (2,312,354) (1,625,372)
Z Class (786,268) (672,528)
Decrease in net assets from capital share
transactions (78,147) (483,439)

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period (110,798) 2,966,498
Beginning of period 30,283,636 27,317,138
End of period $ 30,172,838 $ 30,283,636
*Share information (000s)
Shares sold
Investor Class 12,448 9,733
Advisor Class 205 519
R Class 117 45
I Class 15,539 12,403
Z Class 3,582 4,482
Distributions reinvested
Investor Class 10,419 7,330
Advisor Class 198 158
R Class 33 22
I Class 10,042 6,960
Z Class 5,004 3,507
Shares redeemed
Investor Class (27,971) (25,459)
Advisor Class (630) (1,135)
R Class (161) (106)
I Class (21,805) (16,828)
Z Class (7,465) (6,931)
Decrease in shares outstanding (445) (5,300)

T. ROWE PRICE Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-
average earnings growth. The fund has five classes of shares: the Mid-Cap
Growth Fund (Investor Class), the Mid-Cap Growth Fund–Advisor Class
(Advisor Class), the Mid-Cap Growth Fund–R Class (R Class), the Mid-
Cap Growth Fund–I Class (I Class) and the Mid-Cap Growth Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Growth Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $163,824,000 of net gain on
$323,074,000 of in-kind redemptions.

T. ROWE PRICE Mid-Cap Growth Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Mid-Cap Growth Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Mid-Cap Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 29,453,424 $ — $ — $ 29,453,424
Convertible Preferred Stocks — — 112,800 112,800
Short-Term Investments 685,236 — — 685,236
Total $ 30,138,660 $ — $ 112,800 $ 30,251,460

T. ROWE PRICE Mid-Cap Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $6,717,360,000 and
$9,140,999,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Mid-Cap Growth Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 40,323 $ 160,699
Long-term capital gain 2,846,591 1,718,903
Total distributions $ 2,886,914 $ 1,879,602
($000s)
Cost of investments $ 20,100,574
Unrealized appreciation $ 11,311,082
Unrealized depreciation (1,160,189)
Net unrealized appreciation (depreciation) $ 10,150,893
($000s)
Undistributed long-term capital gain $ 537,829
Net unrealized appreciation (depreciation) 10,150,893
Total distributable earnings (loss) $ 10,688,722

T. ROWE PRICE Mid-Cap Growth Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets up to $15 billion and 0.2975% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked

T. ROWE PRICE Mid-Cap Growth Fund

only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Mid-Cap Growth Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $4,609,000 for T. Rowe Price
Services, Inc.; and $3,377,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.96% 1.21% 1.46% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(32,820)

T. ROWE PRICE Mid-Cap Growth Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $103,000 for shareholder servicing costs related to the college savings plans, of which $14,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 249,928 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE Mid-Cap Growth Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE Mid-Cap Growth Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid-Cap
Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Growth Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $3,255,255,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $167,723,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $157,665,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F64-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025